Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	[1]	€ 75,931	€ 91,893
Changes in inventories and raw materials and consumables used	[1]	(47,090)	(55,749)
Employee benefits	[1]	(28,136)	(36,991)
Other operating expenses	[1]	(21,153)	(27,962)
Amortization and depreciation	[1]	(20,286)	(18,418)
Impairment of assets	[1]	2,449	(2,349)
Net other income	[1]	(120)	527
Operating Loss	[1]	(38,405)	(49,049)
Financial income	[1]	343	957
Financial expenses	[1]	(8,192)	(11,574)
Change in fair value of derivative warrant liabilities	[1]	1,100	1,239
Foreign exchange gains/(losses)	[1]	11,654	(1,074)
Financial Results	[1]	4,905	(10,452)
Loss before Tax	[1]	(33,500)	(59,501)
Income tax credit	[1]	(976)	1,266
Loss for the Period	[1]	(34,476)	(58,235)
Equity holders of the Company	[1]	(33,679)	(58,234)
Non-controlling interest	[1]	€ (797)	€ (1)
Loss per share
Basic losses per share (euros per share)	[1]	€ (0.13)	€ (0.31)
Diluted losses per share (euros per share)	[1]	€ (0.13)	€ (0.31)
Loss for the Period	[1]	€ (34,476)	€ (58,235)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	[1]	(15,773)	3,873
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax	[1]	(5)
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	[1]	(15,778)	3,873
Other Comprehensive (loss)/income for the Period	[1]	(15,778)	3,873
Total comprehensive loss for the Period	[1]	€ (50,254)	€ (54,362)

[1]	Unaudited